UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Dr., Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: November 30

Date of reporting period: August 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

MSS Series Trust
CCA AGGRESSIVE RETURN FUND
		Schedule of Investments
	August 31, 2019 (Unaudited)

Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCK

Currency
175	Great Britain *	144
103	New Zealand *	65
		209	0.00%
Entertainment Content
762	I-Cable Communications, Ltd. *	7	0.00%

Oil, Gas & Consumable Fuels
1	Occidental Petroleum Corp.	32	0.00%

Total for Common Stock (Cost - $0)		248	0.00%

EXCHANGE TRADED FUNDS
29,836	Currency Shares Japanese Yen Trust *	2,671,814
208,212	iShares International Treasury Bond ETF *	10,662,537
457,226	SPDR Barclays International Treasury Bond ETF	13,268,698
25,790	Vanguard Long-Term Corporate Bond ETF	2,645,538
Total Exchange Traded Funds (Cost - $29,120,550)		29,248,587	92.24%

PREFERRED STOCKS

Aerospace & Defense
149,810	Rolls-Royce Holdings Plc *	824

TOTAL PREFERRED STOCKS (Cost $0)		824	0.00%

U.S. GOVERNMENT & AGENCY OBLIGATIONS

Federal Home Loan Mortgage Corporation
40,000	FHLMC 6.25% 07/15/32	60,196
Total Federal Home Loan Mortgage Corporation (Cost - $55,230) - 0.19%		60,196	0.19%

Federal National Mortgage Association
40,000	Federal NTNL MOR 7.25%30, 05/15/30	61,314
55,000	Federal NTNL MOR 6.625%30, 11/15/30	81,951
Total Federal National Mortgage Association (Cost - $132,868)		143,265	0.45%

U.S. Treasury Notes
20,000	US Treasury, 6.25%. 5/15/2030	29,326
40,000	US Treasury, 5.375%. 2/15/2031	56,094
40,000	US Treasury, 4.50%. 2/15/2036	56,206
20,000	US Treasury, 4.50%. 5/15/2038	28,797
30,000	US Treasury, 3.50%. 2/15/2039	38,439
50,000	US Treasury, 4.625%. 2/15/2040	74,068
80,000	US Treasury, 4.75%. 2/15/2041	121,159
80,000	US Treasury, 3.125%. 2/15/2042	97,941
120,000	US Treasury, 3.125%. 2/15/2043	147,094
60,000	US Treasury, 3.625%. 8/15/2043	79,540
120,000	US Treasury, 3.625%. 2/15/2044	159,520
90,000	US Treasury, 3.125%. 8/15/2044	110,950
120,000	US Treasury, 3.00%. 2/15/2047	146,573
60,000	US Treasury, 2.75%. 8/15/2047	70,092
120,000	US Treasury, 2.50%. 2/15/2045	133,111
60,000	US Treasury, 2.875%. 8/15/2045	71,215
120,000	US Treasury, 2.50%. 2/15/2046	133228
90,000	US Treasury, 2.25%. 8/15/2046	95,277
120,000	US Treasury, 3.00%. 2/15/2048	147,042
90,000	US Treasury, 3.00%. 8/15/2048	110,468
Total U.S. Treasury Notes (Cost - $1,884,562)		1,906,140	6.01%

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST $2,072,660)		2,109,601	6.65%

MONEY MARKET FUND
351,704	Aim Short Term Invts Tr Treasury 1.100% **	351,704	1.11%
Total Money Market Fund (Cost - $351,704)

Total Investments (Cost - $31,544,915)		$ 31,710,964	100.01%

Assets In Excess Of Other Liabilities		(1,683)	(0.01)%

Net Assets		$ 31,710,048	100.00%

* Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at August 31, 2019.

CCA Aggressive Return Fund

	Notes to Financial Statements
	August 31, 2019 (Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at August 31, 2019 was $31,544,915. At August 31, 2019, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$317,707	($151,657)	$166,050

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on the Fund’s 2018 and 2019 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER: The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities are generally valued by using market quotations.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Trustees.  Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (I) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of August 31, 2019:

Valuation Inputs of Assets Level 1 Level 2 Level 3 Total
Common Stock $248 - - $248
Exchange Traded Fund $29,248,587 - - $29,248,587
Preferred Stock $824 - - $824
US Government & Agency Obligations - $2,109,601 - $2,109,601
Money Market $351,704 - - $351,704
Total $31,710,964 - - $31,710,964

Refer to the Fund’s Schedule of Investments for a listing of securities by industry.  The Fund did not hold any Level 3 assets during the three month period ended August 31, 2019. There were no transfers into or out of the levels during the three month period ended August 31, 2019. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the three month period ended August 31, 2019.

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/Gregory B. Getts

* Gregory B. Getts

   Trustee

Date:  October 8, 2019

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory B. Getts

* Gregory B. Getts

   Trustee

Date:  October 8, 2019

By /s/Brandon M. Pokersnik

* Brandon M. Pokersnik

   Treasurer and Secretary

Date:  October 8, 2019